COMPENSATION EXPENSE - Option Activity (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Exercised (in shares)	(8,334)	(8,334)
Ending balance (in shares)	3,839,723	3,839,723
Ending balance (in dollars per share) | (per share)	$ 10.61	$ 8.54
TSX
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance (in shares)	1,985,563	1,985,563	2,241,339	2,241,339
Granted (in shares)	1,466,541	1,466,541	25,890	25,890
Exercised (in shares)	(8,334)	(8,334)	(281,666)	(281,666)
Ending balance (in shares)	3,443,770	3,443,770	1,985,563	1,985,563
Beginning balance (in dollars per share) | $ / shares	$ 10.45		$ 10.34
Granted (in dollars per share) | $ / shares	10.81		18.85
Exercised (in dollars per share) | $ / shares	9.81		10.37
Ending balance (in dollars per share) | $ / shares	$ 10.61		$ 10.45
NYSE
Disclosure of terms and conditions of share-based and other payment arrangement [line items]
Beginning balance (in shares)	31,764	31,764	0	0
Granted (in shares)	364,189	364,189	31,764	31,764
Exercised (in shares)	0	0	0	0
Ending balance (in shares)	395,953	395,953	31,764	31,764
Beginning balance (in dollars per share) | $ / shares		$ 14.67		$ 0
Granted (in dollars per share) | $ / shares		8.00		14.67
Exercised (in dollars per share) | $ / shares		0		0
Ending balance (in dollars per share) | $ / shares		$ 8.54		$ 14.67